Submission	Jun. 09, 2026
Submission [Line Items]
Central Index Key	0000927003
Registrant Name	ADVANCED ENERGY INDUSTRIES INC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES